OTHER INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of year	$ 86	$ 147
Balance at end of year	188	86	$ 147
Other
Disclosure of financial assets [line items]
Balance at beginning of year	170	147
Balance at end of year	188	170	147
Equity investments | Book value of listed investments
Disclosure of financial assets [line items]
Balance at beginning of year	82	100
Balance at end of year	186	82	100
Non-current investments
Disclosure of financial assets [line items]
Non-current other investments	188	76	141
Non-current investments | Equity investments
Disclosure of financial assets [line items]
Balance at beginning of year	72	82
Balance at end of year	186	72	82
Non-current investments | Equity investments | Corvus Gold Corporation
Disclosure of financial assets [line items]
Balance at beginning of year	41	43
Balance at end of year	59	41	43
Non-current investments | Equity investments | Various listed investments held by Environmental Rehabilitation Trust Fund
Disclosure of financial assets [line items]
Balance at beginning of year	0	16
Balance at end of year	0	0	16
Non-current investments | Equity investments | Pure Gold Mining
Disclosure of financial assets [line items]
Balance at beginning of year	31	18
Balance at end of year	126	31	18
Non-current investments | Equity investments | Other
Disclosure of financial assets [line items]
Balance at beginning of year	0	5
Balance at end of year	1	0	5
Non-current investments | Equity investments | Equity investments at fair value through profit and loss (FVTPL)
Disclosure of financial assets [line items]
Balance at beginning of year	0	19
Balance at end of year	0	0	19
Non-current investments | Equity investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	72	63	47
Additions	9	9	13
Disposals	0	0	(7)
Fair value adjustments	98	0	10
Transfer from unlisted non-current investments	7	0	0
Balance at end of year	186	72	63
Non-current investments | Equity investments | Investments at amortised cost - Non-current
Disclosure of financial assets [line items]
Balance at beginning of year	0	12
Balance at end of year	0	0	12
Non-current investments | Financial assets at fair value | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	4	47	54
Additions	0	45	48
Maturities	0	(44)	(45)
Transfer to non-current assets and liabilities held for sale	0	(48)	0
Fair value adjustments	0	2	0
Transfer from unlisted non-current investments	7	0	0
Fair value adjustments - FVTPL	5	0	0
Other	0	0	(2)
Translation	0	2	(8)
Balance at end of year	2	4	47
Non-current investments | Financial assets outside scope of IFRS 7 | Book value of unlisted investments
Disclosure of financial assets [line items]
Balance at beginning of year	4	47
Balance at end of year	2	4	47
Current investments | Equity investments | Equity investments at fair value though OCI (FVTOCI)
Disclosure of financial assets [line items]
Balance at beginning of year	10	6
Balance at end of year	$ 0	$ 10	$ 6